Adoption of New Standards, Amendments to and Interpretations of Existing Standards Issued by the IASB. (Details)	12 Months Ended
Dec. 31, 2023
Organisation for Economic Co-operation and Development [Member]
Adoption of New Standards, Amendments to and Interpretations of Existing Standards Issued by the IASB. (Details) [Line Items]
Minimum tax rate	15.00%